LEASES (Details Narrative)															12 Months Ended
	Oct. 13, 2022 USD ($)	Oct. 13, 2022	Sep. 01, 2022 USD ($)	Jul. 01, 2022	Apr. 02, 2022 USD ($)	Feb. 01, 2022	Feb. 01, 2022 USD ($)	Jan. 24, 2022 USD ($) ft²	Jan. 24, 2022 USD ($) ft²	Dec. 23, 2021 USD ($)	Oct. 11, 2021 USD ($)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 USD ($)	Apr. 01, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset															$ 590,608	$ 140,628
Operating lease, liability															3,090,639
Rent expense															2,619,300	497,177
Security deposit															$ 6,893	$ 3,587
Area of land | ft²								3,521	3,521
Operating lease weighted average remaining lease term															1 year 1 month 6 days
Operating lease weighted average discount rate															10.00%
Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense															$ 2,483,217
Kelford and Carrolton Yards [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense					$ 50,000
Empire Services Inc [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense			$ 11,200						$ 3,668
Lease, description					The Company is required to pay $199,821 per month in rent for these facilities from April to December 2022 and increasing by 3% on January 1st of every year thereafter
Renewal term			5 years
Empire Services Inc [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description								the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which was expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”)
Empire Services Inc [Member] | January 01, 2024 [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense											$ 9,677
Lease, description	Under the terms of the lease, the Company is required to pay $4,300 per month for the facility beginning November 1, 2022 and increasing by 3% on January 1, 2023						Under the terms of the lease, the Company is required to pay $8,000 per month for the facility beginning February 1, 2022 and increasing by 3% on January 1, 2023				Under the terms of the leases, Empire is required to pay $9,677 for the prorated first month and $15,000 per month for the facilities beginning November 1, 2021 and increasing by 3% on January 1st of every year thereafter
Lease expiration date	Dec. 31, 2027						Jan. 01, 2024				Jan. 01, 2024
Operating lease, option to extend											the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements
Empire Services Inc [Member] | March Thirty First Two Thousand Twenty Three [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description														Under the terms of the lease, Empire is required to pay $2,700 per month thereafter for a period of 24 months.
Lease expiration date										Mar. 31, 2023
Empire Services Inc [Member] | December 23, 2025 [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description										Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months
Lease expiration date										Dec. 23, 2025
Operating lease, option to extend										the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease
Empire Services Inc [Member] | July 31, 2024 [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description				Under the terms of the lease, Empire was required to pay $2,930 per month thereafter for a period of 24 months
Lease expiration date				Jul. 31, 2024
Operating lease, option to extend				the Company does not have an option to renew or extend. The Company is responsible to any damage to the equipment under the terms of the lease
Empire Services Inc [Member] | Scrap Metal Yards [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset												$ 3,492,531	$ 3,492,531
Operating lease, liability												3,650,358	3,650,358
Rent expense													145,821
Lease expiration date			Jan. 01, 2024
Empire Services Inc [Member] | Scrap Metal Yards [Member] | January 01, 2024 [Member]
Restructuring Cost and Reserve [Line Items]
Renewal term						5 years	5 years
Operating lease, option to extend		5
Additional lessee operating lease renewal term	5 years					5 years
Empire Services Inc [Member] | Kelford and Carrolton Yards [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense					$ 50,000
Empire Services Inc [Member] | Office Lease [Member]
Restructuring Cost and Reserve [Line Items]
Security deposit								$ 3,668	$ 3,668
Empire Services Inc [Member] | Office Lease [Member] | March 31, 2024 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset												30,699	30,699
Operating lease, liability												31,061	31,061
Rent expense												$ 1,150
Lease, description												Under the terms of the lease, Empire is required to pay $1,150 per month and increasing by 3% on April 1st of every year beginning on April 1, 2022
Lease expiration date												Mar. 31, 2024
Security deposit												$ 1,150	1,150
Operating lease, option to extend												The Company does not have an option to extend the lease. The Company cannot sublease the office under the lease agreements
Empire Services Inc [Member] | Office Lease [Member] | January 01, 2024 [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense	$ 4,300						$ 8,000
Empire Services Inc [Member] | Office Lease [Member] | December 23, 2025 [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense										$ 18,000				$ 2,700
Empire Services Inc [Member] | Automobiles [Member] | February 18, 2025 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset												$ 26,804	26,804
Operating lease, liability												18,661	18,661
Rent expense													$ 750
Lease, description													Under the terms of the lease, Empire is required to pay $750 per month until the lease expires on February 18, 2025 and the Company does not have an option to renew or extend
Lease expiration date													Feb. 18, 2025
Operating lease, option to extend													the Company does not have an option to renew or extend. The Company is responsible for any damage to the automobile under the terms of the lease
Empire Services Inc [Member] | Automobiles [Member] | February 15, 2026 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset												34,261	$ 34,261
Operating lease, liability												$ 27,757	27,757
Rent expense													$ 650
Lease expiration date													Feb. 15, 2026